Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance at the beginning period	$ 9,183	$ 8,251
Impairment (reversal)/charge		343
Balance at the end period	8,507	9,183	$ 8,251
Cost
Property, plant and equipment
Balance at the beginning period	17,008	16,067	15,001
Additions through business combinations		1,135
Capital expenditure	1,066	1,152	926
Transferred to Assets held for sale	(727)
Disposals and other movements	(543)	(761)	(681)
Exchange adjustments	(1,155)	(585)	821
Balance at the end period	15,649	17,008	16,067
Depreciation, amortisation and impairment
Property, plant and equipment
Balance at the beginning period	(7,825)	(7,816)	(7,313)
Depreciation charge for the year	852	724	689
Impairment (reversal)/charge		343	13
Transferred to Assets held for sale	577
Disposals and other movements	387	725	660
Exchange adjustments	571	333	(461)
Balance at the end period	(7,142)	(7,825)	(7,816)
Land and buildings
Property, plant and equipment
Balance at the beginning period	3,500	3,025
Balance at the end period	2,951	3,500	3,025
Land and buildings | Cost
Property, plant and equipment
Balance at the beginning period	6,377	5,851	5,532
Additions through business combinations		542
Capital expenditure	5	9	10
Transfer of assets into use	226	236	137
Transferred to Assets held for sale	(434)
Disposals and other movements	(425)	(92)	(48)
Exchange adjustments	(309)	(169)	220
Balance at the end period	5,440	6,377	5,851
Land and buildings | Depreciation, amortisation and impairment
Property, plant and equipment
Balance at the beginning period	(2,877)	(2,826)	(2,505)
Depreciation charge for the year	286	231	227
Impairment (reversal)/charge	20	(1)	(1)
Transferred to Assets held for sale	300
Disposals and other movements	227	74	42
Exchange adjustments	167	105	(137)
Balance at the end period	(2,489)	(2,877)	(2,826)
Freeholds
Property, plant and equipment
Balance at the beginning period	2,985	2,583
Balance at the end period	2,555	2,985	2,583
Leaseholds
Property, plant and equipment
Balance at the beginning period	515	442
Balance at the end period	396	515	442
Plant and equipment
Property, plant and equipment
Balance at the beginning period	2,955	2,748
Balance at the end period	2,903	2,955	2,748
Plant and equipment | Cost
Property, plant and equipment
Balance at the beginning period	7,903	7,738	7,383
Additions through business combinations		339
Capital expenditure	19	31	42
Transfer of assets into use	683	611	462
Transferred to Assets held for sale	(293)
Disposals and other movements	(146)	(469)	(615)
Exchange adjustments	(610)	(347)	466
Balance at the end period	7,556	7,903	7,738
Plant and equipment | Depreciation, amortisation and impairment
Property, plant and equipment
Balance at the beginning period	(4,948)	(4,990)	(4,808)
Depreciation charge for the year	566	493	462
Impairment (reversal)/charge	8	121	2
Transferred to Assets held for sale	277
Disposals and other movements	188	428	606
Exchange adjustments	404	228	(324)
Balance at the end period	(4,653)	(4,948)	(4,990)
Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,728	2,478
Balance at the end period	2,653	2,728	2,478
Assets in course of construction | Cost
Property, plant and equipment
Balance at the beginning period	2,728	2,478	2,086
Additions through business combinations		254
Capital expenditure	1,042	1,112	874
Transfer of assets into use	(909)	(847)	(599)
Disposals and other movements	28	(200)	(18)
Exchange adjustments	(236)	(69)	135
Balance at the end period	2,653	2,728	2,478
Assets in course of construction | Depreciation, amortisation and impairment
Property, plant and equipment
Impairment (reversal)/charge	(28)	223	12
Disposals and other movements	$ (28)	$ 223	$ 12